Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Revenue Disaggregated by Types of Revenue and Timing of Revenue Recognition
1)	Details of revenue disaggregated by types of revenue and timing of revenue recognition for the years ended December 31, 2017, 2018 and 2019 were as follows:

①	For the year ended December 31, 2017

(in millions of Won)	Steel		Trading	Construction	Others	Total
Types of revenue
Revenue from sales of goods	￦	30,064,680	20,655,267	20,368	617,394	51,357,709
Revenue from services		111,494	28,793	48,408	1,876,179	2,064,874
Revenue from construction contract		—	—	6,262,038	37,154	6,299,192
Others		54,194	118,147	87,559	205,192	465,092

	￦	30,230,368	20,802,207	6,418,373	2,735,919	60,186,867

Timing of revenue recognition
Revenue recognized at a point in time	￦	30,118,874	20,773,414	334,345	832,369	52,059,002
Revenue recognized over time		111,494	28,793	6,084,028	1,903,550	8,127,865

	￦	30,230,368	20,802,207	6,418,373	2,735,919	60,186,867

②	For the year ended December 31, 2018

(in millions of Won)	Steel		Trading	Construction	Others	Total
Types of revenue
Revenue from sales of goods	￦	31,733,609	21,632,183	3,568	605,206	53,974,566
Revenue from services		583,359	611,752	63,922	2,274,606	3,533,639
Revenue from construction contract		—	—	6,860,995	272,778	7,133,773
Others		41,041	163,782	17,784	290,051	512,658

	￦	32,358,009	22,407,717	6,946,269	3,442,641	65,154,636

Timing of revenue recognition
Revenue recognized at a point in time	￦	31,774,650	21,795,965	743,448	906,120	55,220,183
Revenue recognized over time		583,359	611,752	6,202,821	2,536,521	9,934,453

	￦	32,358,009	22,407,717	6,946,269	3,442,641	65,154,636

③	For the year ended December 31, 2019

(in millions of Won)	Steel		Trading	Construction	Others	Total
Types of revenue
Revenue from sales of goods	￦	31,456,714	21,629,838	—	712,196	53,798,748
Revenue from services		573,463	369,730	49,696	2,217,862	3,210,751
Revenue from construction contract		—	—	7,308,401	30,998	7,339,399
Others		48,276	157,564	5,393	225,578	436,811

	￦	32,078,453	22,157,132	7,363,490	3,186,634	64,785,709

Timing of revenue recognition
Revenue recognized at a point in time	￦	31,504,990	21,787,402	747,917	943,037	54,983,346
Revenue recognized over time		573,463	369,730	6,615,573	2,243,597	9,802,363

	￦	32,078,453	22,157,132	7,363,490	3,186,634	64,785,709

Summary of Contract Assets and Liabilities From Contracts With Customers
(b)	Details of contract assets and liabilities from contracts with customers as of December 31, 2018 and 2019, are as follows.

(in millions of Won)	2018		2019
Receivables
Account receivables	￦	8,819,617	8,214,459

Contract assets
Due from customers for contract work		737,712	1,054,357

Contract liabilities
Advance received		1,278,731	864,480
Due to customers for contract work		641,064	644,947
Unearned revenue		91,872	88,733